FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Ending balance	$ 70,828	$ 171,403
Average balance during the year	81,556	167,306
Maximum month-end balance during the year	$ 161,289	$ 179,791
Average interest rate during the year	2.45%	1.60%
Weighted-average rate at year-end	2.46%	2.12%
Remaining borrowing capacity	$ 2,400